FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT [abstract]
Disclosure of financial risk management

3                 3 FINANCIAL RISK MANAGEMENT

3.1             Financial risk factor

The Group’s activities expose it to a variety of financial risks: market risk (including foreign currency risk and cash flow and fair value interest rate risk), credit risk, and liquidity risk. The Group’s overall risk management strategy seeks to minimise the potential adverse effects on the financial performance of the Group.

(a)              Market risk

(i)               Foreign currency risk

The Group mainly operates in the PRC with most of the transactions settled in RMB. RMB is also the functional and presentation currency of the Group. RMB is not freely convertible into other foreign currencies. The conversion of RMB denominated balances into foreign currencies is subject to the rates and regulations of foreign exchange control promulgated by the PRC government. Any foreign currency denominated monetary assets and liabilities other than in RMB would subject the Group to foreign exchange exposure.

The Group’s objective of managing the foreign currency risk is to minimise  potential adverse effects arising from foreign transaction movements. Depending on volatility of specific foreign currency being exposed, measures are taken by management to manage the foreign currency positions.

The following table shows the Group’s foreign currency denominated monetary assets (in RMB thousands equivalent):

	Currency	As at 31 December
Monetary assets	denomination	2016	2017
		(RMB’000)	(RMB’000)

Cash and cash equivalents	HKD	115,680	32,650
Cash and cash equivalents	USD	96	146
Other receivables	HKD	66	67
		115,842	32,863

The Group may experience a loss as a result of any foreign currency exchange rate fluctuations in connection with monetary assets shown above. The Group has not used any means to hedge the exposure.

3                 FINANCIAL RISK MANAGEMENT (CONTINUED)

3.1             Financial risk factor (continued)

(a)              Market risk (continued)

(i)               Foreign currency risk (continued)

As at 31 December 2017, if RMB had weakened/strengthened by 5% against the HKD with all other variables held constant, profit after tax for the year would have been RMB1,232,000 (2016: RMB4,340,000) higher/lower, mainly as a result of foreign exchange gains/losses on translation of HKD-denominated cash in banks. The impact of exchange fluctuations of USD is not expected to be significant.

(ii)              Cash flow and fair value interest rate risk

Other than deposits held in banks, the Group does not have significant interest-bearing assets or liabilities. The average interest rate of deposits held in banks in the PRC throughout the year was approximately 1.54% (2016: 1.38%) per annum. Any change in the interest rate promulgated by the People’s Bank of China from time to time is not considered to have a significant impact to the Group.

As at 31 December 2017 and 2016, the Group had no interest bearing debts, which may expose the Group to any interest rate risk.

(b)              Credit risk

Credit risk is managed on a group basis. Credit risk arises from bank balances, trade and other receivables (excluding prepayments) and long-term receivable.

The credit quality of financial assets that are neither past due nor impaired can be analysed by the identity of counterparties as follows:

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000
Trade receivables
Due from Guangzhou Railway Group and its subsidiaries	721,557	1,261,244
Due from CRC Group (excluding Guangzhou Railway Group and its subsidiaries)	1,314,352	1,106,311
Due from third parties	481,372	431,473
	2,517,281	2,799,028

3                 FINANCIAL RISK MANAGEMENT (CONTINUED)

3.1             Financial risk factor (continued)

(b)              Credit risk (continued)

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000
Other receivables excluding prepayments
Due from Guangzhou Railway Group and its subsidiaries	2,619	9,460
Due from CRC Group (excluding Guangzhou Railway Group and its subsidiaries)	3,846	381
Due from third parties	220,035	194,245
	226,500	204,086
Long-term receivable
Due from a third party	31,406	31,274

For trade and other receivables, management performs ongoing credit evaluations of itscustomers/debtors’ financial condition and generally does not require collateral from the customers/debtors. After assessing the expected realisability and timing for collection of the outstanding balances, the Group maintains a provision for impairment of receivables and actual losses incurred have been within management’s expectation.

	As at December 31, 2016	As at December 31, 2017
	RMB’000	RMB’000

Cash at bank and short-term deposits
Placed in listed banks in the PRC	1,467,616	1,268,478

Cash and short term deposits are placed with reputable banks. There was no recent history of default of cash and cash equivalents and short-term deposits from such financial institutions.

There were no other financial assets carrying a significant exposure to credit risk.

None of the financial assets that are fully performing has been renegotiated in the current year.

(c)              Liquidity risk

Prudent liquidity risk management includes maintaining sufficient cash and the ability to close out market positions. Management monitors rolling forecasts of the Group’s liquidity reserves (comprising cash and cash equivalents) on the basis of expected cash flows.

3                 FINANCIAL RISK MANAGEMENT (CONTINUED)

3.1             Financial risk factor (continued)

(c)                     Liquidity risk (continued)

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances, as the impact of discounting is not significant.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years
	RMB’000	RMB’000	RMB’000

At 31 December 2017
Trade and other payables excluding other tax payables, employee salary and benefits payables and advances	2,356,953	-	-
Payables for fixed assets and construction-in-progress	2,214,547	-	-
Dividends payable	12,893	-	-

At 31 December 2016
Trade and other payables excluding other tax payables, employee salary and benefits payables and advances	2,201,483	-	-
Payables for fixed assets and construction-in-progress	1,765,185	-	-
Dividends payable	15,542	-	-

3.2             Capital risk management

The Group’s objectives of managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

As at December 2017 and 2016, the directors considered that the Group’s capital risk is manageable as the Group is continuously able to generate sufficient working capital from its daily operation.

3                 FINANCIAL RISK MANAGEMENT (CONTINUED)

3.3             Fair value estimation

According to amendment to IFRS 7 for financial instruments that are measured in the balance sheet at fair value, it requires disclosure of fair value measurements by level of following fair value measurement hierarchy:

•                 Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

•          Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

•          Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

As at 31 December 2017, the Group did not have any financial instruments that were measured at fair value except for certain available-for-sale financial assets (Note 15). As at 31 December 2016,the Group did not have any financial instrument that were measured at fair value.

As at 31 December 2017 and 2016, the fair values of other financial instruments approximated their carrying values.

(i)                       Fair value hierarchy

At 31 December 2017	Note	Level 1 RMB’000	Level 2 RMB’000	Level 3 RMB’000	Total RMB’000

Available‑for‑sale financial assets	15	-	-	280,088	280,088